OTHER NON-CURRENT LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Schedule of Other Noncurrent Liabilities	Other non-current liabilities consist of the following:

	September 30, 2021	December 31, 2020
	Unaudited
Accrued lease liability	$1,102	$1,445
Tax provision	1,752	1,699
Total	$2,854	$3,144
Other non-current liabilities consist of the following:

	December 31,
	2020	2019
Accrued lease liability	$1,445	$299
Uncertain tax position	1,699	915
Total	$3,144	$1,214